FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2015
FAIR VALUE MEASUREMENT [Abstract]
FAIR VALUE MEASUREMENT

Note 3—FAIR VALUE MEASUREMENT

The fair value of the Company's available-for-sale investments as disclosed are determined utilizing valuation techniques, including discounted cash flow model using the discount curve of market interest rates. Except for that, the Company did not have significant financial instruments that were measured at fair value on a recurring basis or non-recurring basis as of December 31, 2014 and 2015.

The following table sets forth the available-for-sale investments, measured at fair value, by level within the fair value hierarchy as of December 31, 2015:

	Fair Value Disclosure at December 31, 2015
	Total		Quoted Prices in Active Market for Identical Assets (Level 1)		Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)
	RMB	US$	RMB	US$	RMB	US$	RMB	US$
Available-for-sale investments*	166,339	25,678	—	—	166,339	25,678	—	—
Total	166,339	25,678	—	—	166,339	25,678	—	—

*	Some of available-for-sale investments are redeemable at the Company's option amounting to RMB50,000 (US$7,719), the rest of available-for-sale investments have matured in January 2016.